Shareholder Report, Holdings (Details)	May 31, 2024
PGIM JENNISON MLP FUND CLASS A [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
PGIM JENNISON MLP FUND CLASS A [Member] | Oil Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM JENNISON MLP FUND CLASS A [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON MLP FUND CLASS A [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MLP FUND CLASS A [Member] | Oil Gas Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MLP FUND CLASS A [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
PGIM JENNISON MLP FUND CLASS A [Member] | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MLP FUND CLASS C [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
PGIM JENNISON MLP FUND CLASS C [Member] | Oil Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM JENNISON MLP FUND CLASS C [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON MLP FUND CLASS C [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MLP FUND CLASS C [Member] | Oil Gas Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MLP FUND CLASS C [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
PGIM JENNISON MLP FUND CLASS C [Member] | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MLP FUND CLASS Z [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
PGIM JENNISON MLP FUND CLASS Z [Member] | Oil Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM JENNISON MLP FUND CLASS Z [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON MLP FUND CLASS Z [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MLP FUND CLASS Z [Member] | Oil Gas Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MLP FUND CLASS Z [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
PGIM JENNISON MLP FUND CLASS Z [Member] | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MLP FUND CLASS R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.20%
PGIM JENNISON MLP FUND CLASS R6 [Member] | Oil Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM JENNISON MLP FUND CLASS R6 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MLP FUND CLASS R6 [Member] | Oil Gas Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MLP FUND CLASS R6 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
PGIM JENNISON MLP FUND CLASS R6 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON MLP FUND CLASS R6 [Member] | Oil Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON MLP FUND CLASS R6 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MLP FUND CLASS R6 [Member] | Total of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%